Consolidated Statements of Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue	$ 86,054	541,614	418,628	316,920
Cost of revenue	(9,227)	(58,073)	(41,650)	(25,236)
Gross profit	76,827	483,541	376,978	291,684
Operating expenses
Research and development costs	(6,642)	(41,805)	(39,409)	(19,427)
Sales, marketing and distribution expenses	(40,478)	(254,767)	(194,877)	(151,679)
General and administrative expenses	(10,631)	(66,908)	(55,850)	(36,195)
Grant income	252	1,585	1,256	674
Income from operations	19,328	121,646	88,098	85,057
Interest income	2,939	18,499	12,950	11,532
Net realized gain on available-for-sale securities		0	0	1,611
Impairment loss on available-for-sale securities	(212)	(1,334)	0	(4,624)
Share of gain/(loss) in non-consolidated affiliates	(253)	(1,590)	704	0
Other income/(loss), net	(135)	(851)	1,306	1,595
Total other income, net	2,339	14,724	14,960	10,114
Income before income tax expense	21,667	136,370	103,058	95,171
Income tax expense	(4,482)	(28,210)	(21,772)	(11,736)
Net income	17,185	108,160	81,286	83,435
Less: net loss attributable to non-controlling interest, net of tax	(66)	(413)	0	0
Net income attributable to 3SBio Inc.	$ 17,251	108,573	81,286	83,435
Net income attributable to 3SBio Inc. per share:
- Basic	$ 0.11	0.71	0.54	0.55
- Diluted	$ 0.11	0.69	0.53	0.55
Weighted average shares:
- Basic	153,310,128	153,310,128	151,241,036	150,606,317
- Diluted	157,148,685	157,148,685	154,131,768	151,034,192